Analysis of Revenue by Segment - Analysis of Profit from Operations and Diluted Earnings Per Share by Segment (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reportable Segments [Line Items]
Profit from operations	£ 5,097	£ 4,380	£ 9,016
Net finance costs	(786)	(773)	(1,602)
Share of post-tax results of associates and joint ventures	281	258	498
Profit before taxation	4,592	3,865	7,912
Taxation on ordinary activities	(1,054)	(971)	(2,063)
Non-controlling interests	81	80	145
Profit attributable to shareholders	£ 3,457	£ 2,814	£ 5,704
Diluted number of shares	2,294,000,000	2,291,000,000
Diluted	£ 1.507	£ 1.228	£ 2.490
Adjusting Items
Reportable Segments [Line Items]
Profit from operations	£ 271	£ 829
Net finance costs	3	23
Share of post-tax results of associates and joint ventures	(15)	(29)
Profit before taxation	259	823
Taxation on ordinary activities	(93)	(216)
Non-controlling interests	(4)	(1)
Profit attributable to shareholders	162	606
Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	5,368	5,209
Net finance costs	(783)	(750)
Share of post-tax results of associates and joint ventures	266	229
Profit before taxation	4,851	4,688
Taxation on ordinary activities	(1,147)	(1,187)
Non-controlling interests	(85)	(81)
Profit attributable to shareholders	£ 3,619	£ 3,420
Diluted number of shares	2,294,000,000	2,291,000,000
Diluted	£ 1.578	£ 1.493
Exchange
Reportable Segments [Line Items]
Profit from operations	£ 11
Net finance costs	16
Share of post-tax results of associates and joint ventures	8
Profit before taxation	35
Non-controlling interests	(4)
Profit attributable to shareholders	31
Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	5,379
Net finance costs	(767)
Share of post-tax results of associates and joint ventures	274
Profit before taxation	4,886
Taxation on ordinary activities	(1,147)
Non-controlling interests	(89)
Profit attributable to shareholders	£ 3,650
Diluted number of shares	2,294,000,000
Diluted	£ 1.591
US | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	£ 182	£ 234
US | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	2,801	2,483
US | Exchange
Reportable Segments [Line Items]
Profit from operations	(79)
US | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	2,722
US | Reported
Reportable Segments [Line Items]
Profit from operations	2,619	2,249
APME | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	25	30
APME | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	890	970
APME | Exchange
Reportable Segments [Line Items]
Profit from operations	14
APME | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	904
APME | Reported
Reportable Segments [Line Items]
Profit from operations	865	940
AMSSA | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	52	488
AMSSA | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	721	816
AMSSA | Exchange
Reportable Segments [Line Items]
Profit from operations	66
AMSSA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	787
AMSSA | Reported
Reportable Segments [Line Items]
Profit from operations	669	328
ENA | Adjusting Items
Reportable Segments [Line Items]
Profit from operations	12	77
ENA | Adjusted Segment Result Current Rates
Reportable Segments [Line Items]
Profit from operations	956	940
ENA | Exchange
Reportable Segments [Line Items]
Profit from operations	10
ENA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from operations	966
ENA | Reported
Reportable Segments [Line Items]
Profit from operations	944	863
Total regions
Reportable Segments [Line Items]
Profit from operations	5,097	4,380
Net finance costs	(786)	(773)
Share of post-tax results of associates and joint ventures	281	258
Profit before taxation	4,592	3,865
Taxation on ordinary activities	(1,054)	(971)
Non-controlling interests	(81)	(80)
Profit attributable to shareholders	£ 3,457	£ 2,814